FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current financial assets	€ 4,784	€ 3,899		€ 4,757
Current financial assets	3,816	3,318		936
Cash and cash equivalents	84,500	94,900	€ 2,800	2,600
Amortized Cost Debt Instruments [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	96,470	104,669		17,304
Trade receivables and other current assets (Note 5)	7,165	5,862		1,646
Current financial assets	4,784	3,899		4,757
Current Financial Assets With Related Parties	89	76
Cash and cash equivalents	84,521	94,908		10,901
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Current financial assets	96,470	104,513		17,304
Trade receivables and other current assets (Note 5)	7,165	5,706		1,646
Current financial assets	4,784	3,899		4,757
Current Financial Assets With Related Parties	89	76
Cash and cash equivalents	84,521	94,908		10,901
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	96,470	104,513		17,304
Trade receivables and other current assets (Note 5)	7,165	5,706		1,646
Current financial assets	4,784	3,899		4,757
Current Financial Assets With Related Parties	89	76
Cash and cash equivalents	€ 84,521	€ 94,908		€ 10,901